TYPE                    13F-HR
PERIOD                  03/31/2007
FILER
	CIK             0001103887
	CCC             bbbb6bb@
SROS                    NONE
SUBMISSION-CONTACT
	NAME            Karpagam Iyer
	PHONE           212-297-2959

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON D.C. 20549


			FORM 13F
		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31st, 2007
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one) : [   ] is a restatement
				  [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           NWI Management, LP
Address:        45 East 53rd Street
		New York, NY 10022
13F File Number: 028-05499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name : Chandrika Hariharan
Title: CFO
Phone: 212-297-2967
Signature, Place, and Date of Signing:

	Chandrika Hariharan,New York, May 14th, 2007

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: LINES 33

Form 13F Information Table Value Total: AMOUNT $ 1,601,846 (thousands)

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							      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
  Column 1                      Column 2    Column 3   Column 4          Column 5   Column 6  Column 7        Column 8
                                                        Value   SHRS OR   SH/  PUT/   Invstmt  Other   Voting Authority (Shares)
Name of Issuer              Title of Class   CUSIP      (x$1000 PRN AMT  PRN  CALL   Dscretn    Mgrs     Sole  Share    None
------------------------------------------------------------------------------------------------------------------------------------


AMERICA MOVIL - ADR SERIES L SPON ADR A SHS 02364W105     19,116    400,000SH         400,000          400,000
AT&T INC                     COM            00206R102     12,618    320,000SH         320,000          320,000
CABLEVISION SYS CORP         PUT            12686C909        913     30,000SH  PUT     30,000                            30,000
CBS CORP NEW                 CL B           124857202      4,589    150,000SH         150,000          150,000
CHARTER COMMUNICATIONS       CL A           16117M107        837    300,000SH         300,000          300,000
CITIGROUP                    COM            172967101     10,268    200,000SH         200,000          200,000
CITIGROUP INC                CALL           172967901    102,680  2,000,000SH  CALL 2,000,000                         2,000,000
COMCAST CORP NEW             CL  A          20030N101      2,595    100,000SH         100,000          100,000
DIAMONDS TR                  UNIT SER 1     252787106    271,898  2,200,000SH       2,200,000        2,200,000
ECHOSTAR COMMUNICATIONS      CL A           278762109      1,303     30,000SH          30,000           30,000
ERICSSON LM TEL CO           ADR B SEK 10   294821608      4,451    120,000SH         120,000          120,000
FORTRESS INVESTMENT GROUP LL CL  A          34958B106        143      5,000SH           5,000            5,000
GOOGLE INC                   CL A           38259P508     35,641     77,400SH          77,400           77,400
ISHARES TR                   TRANSP AVE IDX 464287192      8,605    100,000SH         100,000          100,000
ISHARES TR                   S&P 100 IDX FD 464287101     65,110  1,000,000SH       1,000,000        1,000,000
ISHARES TR                   CALL           464286900     98,440  2,000,000SH  CALL 2,000,000                         2,000,000
ISHARES TR                   PUT            464287954    116,500  1,000,000SH  PUT  1,000,000                         1,000,000
LEGG MASON INC               COM            524901105     12,165    129,126SH         129,126          129,126
LEGG MASON INC               CALL           524901905     47,105    500,000SH  CALL   500,000                           500,000
MEDIACOM COMMUNICATIONS CORP CL A           58446K105     11,393  1,399,651SH       1,399,651        1,399,651
MICROSOFT CORP               CALL           594918904     27,870  1,000,000SH  CALL 1,000,000                         1,000,000
MOBILE TELESYSTEMS OJSC      SPONSORED ADR  607409109      5,596    100,000SH         100,000          100,000
NASDAQ 100 TR                UNIT SER 1     631100104    117,531  2,700,000SH       2,700,000        2,700,000
QWEST COMUNICATIONS INTL IN  COM            749121109      2,697    300,000SH         300,000          300,000
SEMICONDUCTOR HLDRS TR       DEP RCPT       816636203     13,396    400,000SH         400,000          400,000
SPX CORP                     PUT            784635954    568,344    400,000SH  PUT    400,000                           400,000
SPRINT NEXTEL CORP           CALL           852061900      9,480    500,000SH  CALL   500,000                           500,000
TIM PARTICIPACOES S A        SPONS ADR PFD  88706P106      5,463    168,200SH         168,200          168,200
VERIZON COMMUNICATIONS       COM            92343V104      3,792    100,000SH         100,000          100,000
VIVO PARTICIPACOES S A       SPON ADR PFD   92855S101      1,053    300,000SH         300,000          300,000
VODAFONE GROUP PLC NEW       SPON ADR NEW   92857W209      9,401    350,000SH         350,000          350,000
XM SATELLITE RADIO HLDGS INC CL  A          983759101      5,685    440,000SH         440,000          440,000
XM SATELLITE RADIO HLDGS INC CALL           983759901      5,168    400,000SH  CALL   400,000                           400,000


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